Unaudited Consolidated Statements of Operations and Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 23,401,597	$ 18,834,093	$ 66,798,947	$ 64,574,944	$ 83,944,661	$ 90,333,240
Cost of goods sold	15,828,001	13,868,406	46,813,620	47,188,133	61,411,693	65,757,237
Gross profit	7,573,596	4,965,687	19,985,327	17,386,811	22,532,968	24,576,003
Selling expenses	432,575	397,444	1,768,150	1,412,086	2,148,659	2,319,835
General and administrative expenses	1,514,734	1,202,242	9,580,264	4,585,163	4,853,768	6,052,541
Research and development expenses	560,668	437,978	1,085,845	2,548,765	2,936,399	5,424,400
Total operating expenses	2,507,977	2,037,664	12,434,259	8,546,014	9,938,826	13,796,776
INCOME FROM OPERATIONS	5,065,619	2,928,023	7,551,068	8,840,797	12,594,142	10,779,227
Interest income	429,159	237,333	741,116	622,278	864,390	143,094
Interest expense		(9,477)		(89,325)	(84,243)	(250,410)
Loss (gain) on disposal of property, plant, equipment					5,863	(31,072)
Impairment for investments						(300,000)
Change in fair value of the warrant liability	1,525,352	(2,661,012)	1,816,385	243,312	1,746,382	1,398,774
Allowance for expected credit loss-related parties receivable						(34,462,992)
Remeasurement loss from change in functional currency						(2,490,646)
Government subsidies income					881,175	692,443
Other income	485,857	208,676	927,677	1,023,713	659,204	1,212,354
INCOME BEFORE INCOME TAX	7,505,987	703,543	11,036,246	10,640,775	16,666,913	(23,309,228)
INCOME TAX EXPENSE	920,297	344,250	2,647,492	839,050	1,512,758	1,708,262
NET INCOME	6,585,690	359,293	8,388,754	9,801,725	15,154,155	(25,017,490)
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	853,168	1,043,684	1,877,717	3,333,003	1,087,183	(9,138,374)
NET INCOME (LOSS) ATTRIBUTABLE TO GREENLAND TECHNOLOGIES HOLDING CORPORATION AND SUBSIDIARIES	5,732,522	(684,391)	6,511,037	6,468,722	14,066,972	(15,879,116)
OTHER COMPREHENSIVE INCOME:	526,419	2,153,895	1,915,421	840,761	(1,218,261)	842,646
Unrealized foreign currency translation income attributable to Greenland Technologies Holding Corporation and subsidiaries	482,376	1,530,392	1,748,134	579,199	(1,123,306)	247,625
Unrealized foreign currency translation income attributable to non-controlling interest	44,043	623,503	167,287	261,562	(94,955)	595,021
Total comprehensive income attributable to Greenland technologies holding corporation and subsidiaries	6,214,898	846,001	8,259,171	7,047,921	12,943,666	(15,631,491)
Total comprehensive income attributable to noncontrolling interest	$ 897,211	$ 1,667,187	$ 2,045,004	$ 3,594,565	$ 992,228	$ (8,543,353)
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING: (in Shares)	17,394,226	13,594,530	15,724,030	13,594,530	13,594,530	13,229,978
Basic (in Dollars per share)	$ 0.33	$ (0.05)	$ 0.41	$ 0.48	$ 1.03	$ (1.2)
Diluted (in Dollars per share)	$ 0.33	$ (0.05)	$ 0.41	$ 0.48	$ 1.03	$ (1.2)